Goldman Sachs Emerging Markets Debt Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class P Shares [Member] | Goldman Sachs Emerging Markets Debt Fund | Class P Shares
Prospectus [Line Items]
Annual Return [Percent]	14.56%	6.63%	13.15%	(20.05%)	(3.12%)	7.65%	13.83%